Share Capital (Schedule of unvested RSA) (Details)	6 Months Ended
Jun. 30, 2026 shares
Stockholders' Equity Note [Abstract]
Unvested at beginning of the year	10,071,360
Granted	0
Issuance of ordinary shares upon vesting of RSAs	(1,486,480)
Forfeited	0
Outstanding at June 30, 2026	8,584,880